Putnam California Tax Exempt Income Fund
Fund Summary
Goal
Putnam California Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and California personal income tax as we believe to be consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam California Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam California Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class T		Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%		0.44%
Distribution and service (12b-1) fees	0.22%	[1]	0.85%	1.00%	0.50%	0.25%
Other expenses	0.08%		0.08%	0.08%	0.08%	0.08%	[2]	0.08%
Total annual fund operating expenses	0.74%		1.37%	1.52%	1.02%	0.77%		0.52%
[1]	Represents a blended rate.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam California Tax Exempt Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	473	627	795	1,282
Class B	639	734	950	1,474
Class C	255	480	829	1,813
Class M	426	639	870	1,532
Class T	327	490	667	1,180
Class Y	53	167	291	653

Expense Example, No Redemption - Putnam California Tax Exempt Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	139	434	750	1,474
Class C	155	480	829	1,813

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 31%.
Investments, risks, and performance Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and California personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, we invest so that at least 90% of the fund’s income distributions are exempt from federal income tax and California personal income tax, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund will invest are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and California personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The fund’s performance will be closely tied to the economic and political conditions in California, and can be more volatile than the performance of a more geographically diversified fund. To the extent investments in securities of issuers located outside of California are made, the fund may also be exposed to the risks affecting other states. Certain provisions of the California Constitution and state statutes limit the taxing and spending authority of California’s government entities, which could impair the ability of California issuers to pay principal and/or interest on their obligations. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q3 2009 11.60% Worst calendar quarter Q4 2008 −5.74%
Average annual total returns after sales charges (for periods ending 12/31/17)
Average Annual Total Returns - Putnam California Tax Exempt Income Fund		1 Year	5 Years	10 Years
Class A		1.89%	2.43%	4.07%
Class A | after taxes on distributions		1.84%	2.40%	4.05%
Class A | after taxes on distributions and sale of fund shares		2.41%	2.66%	4.05%
Class B		0.60%	2.29%	3.98%
Class C		4.39%	2.47%	3.69%
Class M		2.40%	2.31%	3.87%
Class T	[1]	3.43%	2.70%	4.18%
Class Y		6.47%	3.51%	4.76%
Bloomberg Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)		5.45%	3.02%	4.46%
[1]	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted up to reflect the lower initial sales charge currently applicable to class T shares and adjusted down by 0.05% to reflect the higher 12b-1 fees applicable to class T shares. The 0.05% downward adjustment reflects the fact that the 12b-1 fees currently applicable to class T shares are 0.05% higher per annum than the 0.20% rate applicable to class A shares prior to April 1, 2005 and up to 0.05% higher per annum than the blended rate applicable to class A shares since April 1, 2005. However, because a 0.05% downward adjustment has been used for all periods, class T share performance since April 1, 2005 may be understated for the lower initial sales charge currently applicable to class T shares.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.